Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 51,522	Royalties	UNITED STATES	snj:US-AK	Office of Natural Resources Revenue [Member]	Onshore/US/US-AK/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Alaska Segment [Member]	Well
#: 2
	3,740	Fees	UNITED STATES	snj:US-AK	Office of Natural Resources Revenue [Member]	Onshore/US/US-AK/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Alaska Segment [Member]	Well
#: 3
	189	Fees	UNITED STATES	snj:US-AK	Bureau of Land Management [Member]	Onshore/US/US-AK/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Alaska Segment [Member]	Well
#: 4
	6	Royalties	UNITED STATES	snj:US-AL	Office of Natural Resources Revenue [Member]	Onshore/US/US-MT/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 5
	6	Fees	UNITED STATES	snj:US-CO	Office of Natural Resources Revenue [Member]	Onshore/US/US-MT/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 6
	41	Fees	UNITED STATES	snj:US-CO	Office of Natural Resources Revenue [Member]	Onshore/US/US-NM/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 7
	382,152	Royalties	UNITED STATES	snj:US-MT	Office of Natural Resources Revenue [Member]	Onshore/US/US-NM/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 8
	2	Fees	UNITED STATES	snj:US-MT	Office of Natural Resources Revenue [Member]	Onshore/US/US-ND/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 9
	98,989	Royalties	UNITED STATES	snj:US-ND	Office of Natural Resources Revenue [Member]	Onshore/US/US-ND/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 10
	24	Royalties	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue [Member]	Onshore/US/US-WY/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 11
	3	Fees	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue [Member]	Onshore/US/US-WY/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 12
	25,422	Royalties	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue [Member]	Offshore-Gulf of America/US/US-LA/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 13
	665	Royalties	UNITED STATES	snj:US-NM	Bureau of Land Management [Member]	Onshore/US/US-NM/Caliche/Open Pit [Member]	Caliche [Member]	Lower 48 Segment [Member]	Open Pit
#: 14
	1,386	Fees	UNITED STATES	snj:US-ND	Bureau of Land Management [Member]	Onshore/US/US-NM/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 15
	499	Fees	UNITED STATES	snj:US-UT	Bureau of Land Management [Member]	Onshore/US/US-ND/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 16
	101	Fees	CANADA	snj:CA-AB	Government of Canada [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	CANADA	Well
#: 17
	167,316	Royalties	CANADA	snj:CA-AB	Province of Alberta [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	CANADA	Well
#: 18
	5,103	Fees	CANADA	snj:CA-AB	Province of Alberta [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	CANADA	Well
#: 19
	1,763	Taxes	CANADA	snj:CA-BC	Province of British Columbia [Member]	Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	CANADA	Well
#: 20
	32,669	Royalties	CANADA	snj:CA-BC	Province of British Columbia [Member]	Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	CANADA	Well
#: 21
	2,276	Fees	CANADA	snj:CA-BC	Province of British Columbia [Member]	Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	CANADA	Well
#: 22
	18,443	Taxes	CANADA	snj:CA-AB	Regional Municipality of Wood Buffalo [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	CANADA	Well
#: 23
	1,458	Fees	CANADA	snj:CA-BC	Blueberry River First Nation [Member]	Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	CANADA	Well
#: 24
	830	Fees	CANADA	snj:CA-AB	Fort McMurray 468 First Nation [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	CANADA	Well
#: 25
	784	Fees	CANADA	snj:CA-BC	Halfway River First Nation [Member]	Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	CANADA	Well
#: 26
	136	Fees	CANADA	snj:CA-AB	Heart Lake First Nation Consultation [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	CANADA	Well
#: 27
	132	Fees	CANADA	snj:CA-AB	Metis Nation of Alberta Local Council 1935 [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	CANADA	Well
#: 28
	3,262	Fees	CANADA	snj:CA-AB	Chipewyan Prairie First Nation [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	CANADA	Well
#: 29
	204	Fees	CANADA	snj:CA-AB	Conklin Resource Development Advisory Committee [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	CANADA	Well
#: 30
	18,640	Taxes	UNITED KINGDOM	snj:GB-STT	HM Revenue & Customs [Member]	Offshore-North Sea/GB/GB-STT/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 31
	240	Fees	UNITED KINGDOM	snj:GB-NBL	North Sea Transition Authority [Member]	Offshore-North Sea/GB/GB-NBL/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 32
	4,104	Comm. Social Resp.	EQUATORIAL GUINEA	snj:GQ-BN	EG Federal Government [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 33
	1,035	Fees	EQUATORIAL GUINEA	snj:GQ-BN	EG Ministry of Mines and Hydrocarbons [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 34
	131,213	Prod. Entitlements	EQUATORIAL GUINEA	snj:GQ-BN	EG Ministry of Mines and Hydrocarbons [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 35
	17,592	Prod. Entitlements	EQUATORIAL GUINEA	snj:GQ-BN	GEPetrol [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 36
	312	Royalties	EQUATORIAL GUINEA	snj:GQ-BN	GEPetrol [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 37
	56,961	Taxes	EQUATORIAL GUINEA	snj:GQ-BN	Tesoreria y Patrimonio del Estado [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 38
	2,280	Royalties	EQUATORIAL GUINEA	snj:GQ-BN	Tesoreria y Patrimonio del Estado [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 39
	181	Fees	EQUATORIAL GUINEA	snj:GQ-BN	Tesoreria y Patrimonio del Estado [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 40
	337	Bonuses	EQUATORIAL GUINEA	snj:GQ-BN	Tesoreria y Patrimonio del Estado [Member]	Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 41
	1,278,777	Taxes	LIBYA	snj:LY-WA	Ministry of Oil and Gas [Member]	Onshore/LY/LY-WA/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 42
	105,423	Royalties	LIBYA	snj:LY-WA	Ministry of Oil and Gas [Member]	Onshore/LY/LY-WA/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 43
	83	Fees	LIBYA	snj:LY-WA	Ministry of Oil and Gas [Member]	Onshore/LY/LY-WA/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 44
	64,782	Fees	NORWAY	snj:NO-11	Sokkeldirektoratet [Member]	Offshore-North Sea/NO/NO-11/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 45
	2,082	Fees	NORWAY	snj:NO-46	Sokkeldirektoratet [Member]	Offshore-Norwegian Sea/NO/NO-46/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 46
	1,608,237	Taxes	NORWAY	NORWAY	Skatteetaten [Member]	Entity Level Payment/NO [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 47
	181,063	Prod. Entitlements	NORWAY	snj:NO-11	Petoro [Member]	Offshore-North Sea/NO/NO-11/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well	Yes	In -kind payments of $181,063,213 represent 2,330 MBOE valued at regional market prices.
#: 48
	2,148	Fees	NORWAY	snj:NO-11	Naeringslivets NOx Fond [Member]	Offshore-North Sea/NO/NO-11/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 49
	1,765	Fees	NORWAY	snj:NO-11	Havindustritilsynet [Member]	Offshore-North Sea/NO/NO-11/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, and North Africa [Member]	Well
#: 50
	268	Fees	AUSTRALIA	snj:AU-VIC	National Offshore Petroleum Safety and Environmental Management Authority [Member]	Offshore-Commonwealth Waters/AU/AU-VIC/Natural Gas/Well [Member]	Natural Gas [Member]	Asia Pacific [Member]	Well
#: 51
	179	Fees	AUSTRALIA	snj:AU-TAS	National Offshore Petroleum Safety and Environmental Management Authority [Member]	Offshore-Commonwealth Waters/AU/AU-TAS/Natural Gas/Well [Member]	Natural Gas [Member]	Asia Pacific [Member]	Well
#: 52
	174,163	Taxes	CHINA	snj:CN-TJ	Tianjin Municipal Tax Service, State Taxation Administration [Member]	Offshore-Bohai Sea/CN/CN-TJ/Oil/Well [Member]	Oil [Member]	Asia Pacific [Member]	Well
#: 53
	238	Fees	CHINA	snj:CN-TJ	Tianjin Municipal Tax Service, State Taxation Administration [Member]	Offshore-Bohai Sea/CN/CN-TJ/Oil/Well [Member]	Oil [Member]	Asia Pacific [Member]	Well
#: 54
	3,270	Taxes	CHINA	snj:CN-TJ	CNOOC (China) Ltd - Tianjin Branch [Member]	Offshore-Bohai Sea/CN/CN-TJ/Oil/Well [Member]	Oil [Member]	Asia Pacific [Member]	Well
#: 55
	186,368	Taxes	MALAYSIA	snj:MY-12	Ketua Pengarah Hasil Dalam Negeri [Member]	Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well
#: 56
	870	Taxes	MALAYSIA	MALAYSIA	Ketua Pengarah Hasil Dalam Negeri [Member]	Entity Level Payment/MY [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well
#: 57
	12,602	Taxes	MALAYSIA	snj:MY-12	Pengarah Kastam Negeri [Member]	Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well
#: 58
	6,913	Fees	MALAYSIA	snj:MY-12	Petroliam Nasional Berhad [Member]	Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well
#: 59
	41,667	Taxes	MALAYSIA	snj:MY-12	Bendahari Negeri Sabah [Member]	Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well
#: 60
	250	Fees	CAMBODIA	snj:KH-12	Ministry of Mines and Energy [Member]	Onshore/KH/KH-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Other International [Member]	Well
#: 61
	$ 296,705	Taxes	UNITED STATES	UNITED STATES	Internal Revenue Service [Member]	Entity Level Payment/US [Member]	Oil / Natural Gas [Member]	Corporate And Other [Member]	Well